Related party disclosure - Summary of Transactions And Balances With Entities Under Joint Control (Detail) - INR (₨) ₨ in Millions	Mar. 31, 2021	Mar. 31, 2020	Mar. 31, 2019
Statement [Line Items]
Corporate guarantee outstanding to project lender(s)	₨ 0
Heramba Renewables Limited | Joint Control
Statement [Line Items]
Unsecured loan received	221		₨ 84
Unsecured loan repaid	4	₨ 11	15
Interest expense on unsecured loan received	6	5	1
Expenses incurred on behalf of the related party	23	0
Income from management shared services	5	5	5
Income from operation and maintenance services	8	5
Interest income on compulsorily convertible debentures	17	21
Trade receivable	0	11
Recoverable from related party	0	3
Unsecured loan payable		58
Interest expense accrued on unsecured loan payable	0	5
Unbilled operation and maintenance revenue	0	6
Interest accrued on compulsorily convertible debentures	0	19
Corporate guarantee outstanding to project lender(s)	0	148
Recoverable from related party	0	0
Shreyas Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received	222		84
Unsecured loan repaid	11	12	13
Interest expense on unsecured loan received	6	5	1
Expenses incurred on behalf of the related party	23	0
Expenses incurred on behalf by the related party	0		0
Interest income on unsecured loan given	0	0
Income from management shared services	4	5	5
Income from operation and maintenance services	8	5
Interest income on compulsorily convertible debentures	17	23
Unsecured loan given			5
Unsecured loan received back	5
Trade receivable	0	12
Unsecured loan payable	0	59
Interest expense accrued on unsecured loan payable	0	5
Unbilled operation and maintenance revenue	0	6
Interest accrued on compulsorily convertible debentures	0	21
Corporate guarantee outstanding to project lender(s)	0	148
Recoverable from related party	0	3
Trade payable	0	0
Unsecured loan receivable	0	5
Interest income accrued on unsecured loan receivable		0
Prathamesh Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received	0	0	729
Unsecured loan repaid	0	0	156
Interest expense on unsecured loan received	0	0	10
Expenses incurred on behalf of the related party	0	0	3
Expenses incurred on behalf by the related party	0	0	0
Income from management shared services	0	0	13
Bank guarantee released from project lender(s)	0	0	193
Aalok Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received	114		42
Unsecured loan repaid		7	5
Interest expense on unsecured loan received	3	2	0
Expenses incurred on behalf of the related party	11		0
Expenses incurred on behalf by the related party	0
Interest income on unsecured loan given			0
Income from management shared services	2	3	2
Income from operation and maintenance services	4	3
Interest income on compulsorily convertible debentures	8	12
Trade receivable	0	6
Recoverable from related party	0	0
Unsecured loan payable		30
Interest expense accrued on unsecured loan payable	0	3
Unbilled operation and maintenance revenue	0	3
Interest accrued on compulsorily convertible debentures	0	11
Corporate guarantee outstanding to project lender(s)	0	74
Recoverable from related party	0	3
Abha Solarfarms Limited | Joint Control
Statement [Line Items]
Unsecured loan received	105	43
Interest expense on unsecured loan received	4	3
Expenses incurred on behalf of the related party	12	0	3
Expenses incurred on behalf by the related party			0
Income from management shared services	2	3	₨ 2
Income from operation and maintenance services	4	3
Interest income on compulsorily convertible debentures	8	11
Trade receivable	0	6
Unsecured loan payable	0	43
Interest expense accrued on unsecured loan payable	0	3
Unbilled operation and maintenance revenue	0	3
Interest accrued on compulsorily convertible debentures	0	10
Corporate guarantee outstanding to project lender(s)	0	74
Recoverable from related party	0	6
Trade payable	0	0
Unsecured loan receivable	₨ 0	₨ 0